FS Global Credit Opportunities Fund—D

Unaudited Schedule of Investments

As of September 30, 2020

(in thousands, except share and per share amounts)

FS Global Credit Opportunities Fund—D (the “Company”), a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company, invests substantially all of its assets in FS Global Credit Opportunities Fund (the “Fund”), a separate non-diversified, closed-end management investment company with the same investment objectives and strategies as the Company. As of September 30, 2020, the Company invested $188,340 in the Fund, representing approximately 99.5% of the Company’s net assets and approximately 13.5% of the Fund’s net assets.

The Company invests substantially all of its assets in the Fund. As such, the Company determines the net asset value (“NAV”) of its common shares of beneficial interest, par value $0.001 per share (“common shares”), daily based on the NAV of its interest in the Fund (as provided by the Fund). The Company calculates NAV per common share by subtracting liabilities (including accrued expenses and distributions) from the total assets of the Company (the value of its interest in the Fund, plus cash and other assets, including interest and distributions accrued but not yet received), and dividing the result by the total number of its outstanding common shares. The Company’s investment in the Fund is considered Level 3, as defined under fair value accounting standards.

As of September 30, 2020, the Company had $189,214 of net assets, 26,915,833 common shares outstanding and a NAV per common share of approximately $7.03.

The Fund’s unaudited consolidated schedule of investments as of September 30, 2020 is set forth below:

FS Global Credit Opportunities Fund

Unaudited Consolidated Schedule of Investments

As of September 30, 2020

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor(b)	Maturity	Principal Amount(c)	Amortized Cost	Fair Value(d)
Senior Secured Loans—First Lien—58.2%
Advisor Group Holdings, Inc.	(e)(f)	Diversified Financials	L+500		7/31/26	$35,110	$31,611	$34,101
Aimmune Therapeutics, Inc.	(r)	Pharmaceuticals, Biotechnology & Life Sciences	L+750	1.0%	1/3/25	11,824	11,786	12,223
Apex Tool Group, LLC		Capital Goods	L+525	1.3%	8/31/24	14,344	13,059	13,637
Ascena Retail Group, Inc.		Retailing	L+1175	1.0%	3/16/21	15,027	15,027	20,362
Ascena Retail Group, Inc.	(e)(i)(p)	Retailing	L+450	0.8%	8/21/22	42,940	27,259	17,570
Aspect Software, Inc.	(g)(r)(t)	Software & Services	L+500	1.0%	7/15/23	1,743	1,743	1,743
Aveanna Healthcare LLC		Health Care Equipment & Services	L+625	1.0%	3/18/24	7,500	7,351	7,341
Aveanna Healthcare LLC	(e)	Health Care Equipment & Services	L+425	1.0%	3/18/24	14,702	11,953	13,927
Belk, Inc.	(e)	Retailing	L+675	1.0%	7/31/25	5,838	4,462	2,251
BusPatrol LLC	(r)	Commercial & Professional Services	L+1250	1.0%	9/24/24	4,147	4,105	4,061
BusPatrol LLC	(g)(r)	Commercial & Professional Services	L+1250	1.0%	9/24/24	4,453	4,409	4,361
Carnival Corp.		Consumer Services	L+750		6/26/25	21,945	21,561	22,305
CCS-CMGC Holdings, Inc.	(e)	Health Care Equipment & Services	L+550		10/1/25	24,622	24,147	23,026
Chinos Intermediate 2 LLC		Retailing	L+1000	1.0%	9/10/27	26,355	26,878	26,965
CITGO Holding, Inc.	(e)	Energy	L+700	1.0%	8/1/23	11,379	11,304	10,728
CITGO Petroleum Corp.	(e)(f)	Energy	L+500	1.0%	3/28/24	34,421	34,167	32,786
Corral Petroleum Sweden AB	(r)	Energy	L+925		5/24/24	35,000	34,929	33,950
Cresco Labs, Inc.	(r)	Pharmaceuticals, Biotechnology & Life Sciences	12.7%		7/30/21	30,000	29,622	30,000
Diamond Resorts International, Inc.	(e)	Consumer Services	L+375	1.0%	9/2/23	8,567	8,433	7,669
Fairway Group Acquisition Co.	(g)(r)	Food & Staples Retailing	10.0%		10/23/20	550	550	550
Fairway Group Acquisition Co.	(i)(p)(r)(t)	Food & Staples Retailing	10.0%		11/27/23	5,658	4,193	—
Fairway Group Acquisition Co.	(i)(p)(r)(t)	Food & Staples Retailing	12.0%		11/27/23	9,162	8,387	722
Gigamon, Inc.	(e)(f)	Software & Services	L+425	1.0%	12/27/24	10,404	10,335	10,274
JC Penney Corp., Inc.	(e)	Retailing	L+1175	1.3%	11/15/20	1,596	1,596	2,043
JC Penney Corp., Inc.	(e)(i)(p)	Retailing	L+425	1.0%	6/23/23	6,338	6,120	2,034
Kindred Healthcare, Inc.	(e)	Health Care Equipment & Services	L+500		7/2/25	21,833	21,318	21,614
Kronos Acquisition Holdings Inc.	(e)	Household & Personal Products	L+400		5/15/23	14,820	14,260	14,764
LifeScan Global Corp.	(e)	Health Care Equipment & Services	L+600		10/1/24	58,415	55,333	55,436
Limbach Facility Services, LLC	(r)	Capital Goods	L+1100	2.0%	4/12/23	15,385	15,385	15,769
Limbach Facility Services, LLC	(g)(r)	Capital Goods	L+1100	2.0%	4/12/23	9,615	9,615	9,856

See notes to unaudited consolidated schedule of investments.

FS Global Credit Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2020

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor(b)	Maturity	Principal Amount(c)		Amortized Cost	Fair Value(d)
Mavenir Systems, Inc.	(e)	Software & Services	L+600	1.0%	5/8/25		$26,393	$26,005	$26,326
MLN US Holdco LLC		Telecommunication Services	L+450		11/30/25		24,668	19,023	21,199
Monitronics International, Inc.	(e)	Consumer Services	L+650	1.3%	3/29/24		57,233	53,855	43,497
Monitronics International, Inc.	(e)	Consumer Services	L+500	1.5%	7/3/24		27,716	27,782	27,040
Neovia Logistics, LP	(e)	Transportation	L+650		5/8/24		35,000	34,186	30,304
Owens & Minor Distribution, Inc.	(f)(g)	Health Care Equipment & Services	L+425		7/27/22		41,294	36,374	38,610
Peninsula Pacific Entertainment, LLC		Consumer Services	L+725		11/13/24		10,567	10,534	9,695
Pioneer Energy Services Corp.	(n)(r)	Energy	L+950	1.5%	5/15/25		7,404	7,404	7,506
Playa Resorts Holding B.V.		Consumer Services	L+275	1.0%	4/29/24		11,280	9,451	9,968
Playtika Holding Corp.	(e)	Consumer Services	L+600	1.0%	12/10/24		24,063	23,646	24,129
Propulsion Acquisition, LLC	(r)	Capital Goods	L+600	1.0%	7/13/21		15,733	15,516	15,242
Quorum Health Corp.	(e)	Health Care Equipment & Services	L+825	1.0%	4/29/25		39,036	38,375	36,564
RDV Resources Properties, LLC	(r)	Energy	L+650	1.0%	3/30/24		7,362	7,362	7,362
RentPath, LLC		Media	L+700	1.0%	11/30/20		109	108	101
RentPath, LLC	(i)(p)	Media	L+475	1.0%	12/17/21		987	868	719
Salt Creek Aggregator HoldCo, LLC	(r)	Energy	8.0% PIK (8.0% Max PIK)		7/12/26		14,826	15,037	15,715
Spectacle Gary Holdings, LLC	(g)	Consumer Services	L+900	2.0%	12/23/25		1,419	1,381	1,351
Spectacle Gary Holdings, LLC	(e)	Consumer Services	L+900	2.0%	12/23/25		19,581	19,048	18,645
Staples Canada, ULC	(r)	Retailing	L+700	1.0%	9/12/24	C$	20,202	16,126	14,726
Sungard AS New Holdings III, LLC	(r)(t)	Software & Services	L+750	1.0%	2/3/22		$4,000	3,935	4,140
Sungard AS New Holdings III, LLC	(g)(r)(t)	Software & Services	L+750	1.0%	2/3/22		2,127	2,093	2,202
Surgery Center Holdings, Inc.		Health Care Equipment & Services	L+800	1.0%	8/31/24		497	488	505
Trico Group, LLC	(e)	Automobiles & Components	L+750	1.0%	2/2/24		47,563	44,918	47,028
Wok Holdings, Inc.	(e)	Consumer Services	L+625		3/1/26		19,700	19,538	14,859

Total Senior Secured Loans—First Lien								903,951	869,501
Unfunded Loan Commitments								(56,165)	(56,165)

Net Senior Secured Loans—First Lien								847,786	813,336

Senior Secured Loans—Second Lien—14.1%
American Bath Group, LLC		Capital Goods	L+975	1.0%	9/30/24		60,000	58,435	58,200
Fairway Group Acquisition Co.	(i)(p)(r)(t)	Food & Staples Retailing	11.0% PIK (11.0% Max PIK)		2/24/24		5,113	3,679	—

See notes to unaudited consolidated schedule of investments.

FS Global Credit Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2020

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor(b)	Maturity	Principal Amount(c)	Amortized Cost	Fair Value(d)
Ivanti Software, Inc.	(e)	Software & Services	L+900	1.0%	1/20/25	$20,000	$19,809	$19,433
LBM Borrower, LLC		Capital Goods	L+925	1.0%	8/20/23	21,081	21,013	20,660
Livingston International, Inc.	(e)	Transportation	L+950		4/30/27	25,000	23,883	24,313
MLN US Holdco LLC	(e)	Telecommunication Services	L+875		11/30/26	25,500	24,485	13,827
NGS US Finco, LLC		Energy	L+850	1.0%	4/1/26	30,000	29,628	24,750
Salt Creek Aggregator HoldCo, LLC	(i)(p)(r)	Energy			7/12/27	23,486	18,450	18,965
Salt Creek Aggregator HoldCo, LLC	(i)(p)(r)	Energy			7/12/27	3,701	1,996	2,061
Sungard AS New Holdings III, LLC	(r)(t)	Software & Services	L+400, 2.5% PIK (2.5% Max PIK)	1.0%	11/3/22	15,173	15,173	15,173

Total Senior Secured Loans—Second Lien							216,551	197,382

Senior Secured Bonds—25.5%
American Airlines, Inc.	(n)(o)	Transportation	11.8%		7/15/25	15,000	14,851	14,501
Carnival Corp.	(n)(o)	Consumer Services	10.5%		2/1/26	7,500	7,610	8,320
Carnival Corp.	(n)(o)	Consumer Services	9.9%		8/1/27	10,000	10,000	10,595
CITGO Holding, Inc.	(n)(o)	Energy	9.3%		8/1/24	20,000	20,000	19,100
CITGO Petroleum Corp.	(n)(o)	Energy	7.0%		6/15/25	10,000	10,000	9,881
CSI Compressco LP	(n)(o)(p)	Energy	7.5%		4/1/25	5,711	4,841	5,043
CSI Compressco LP	(i)(n)(o)(p)	Energy	10.0%		4/1/26	17,934	9,860	13,720
CSVC Acquisition Corp.	(i)(n)(o)(p)	Diversified Financials	7.8%		6/15/25	41,897	36,410	21,939
Diebold, Inc.	(n)(o)	Technology Hardware & Equipment	9.4%		7/15/25	10,000	9,904	10,575
Digicel International Finance Ltd.	(n)(o)	Telecommunication Services	8.8%		5/25/24	30,000	29,406	30,225
Ferrellgas, L.P.	(n)(o)	Utilities	10.0%		4/15/25	9,000	9,041	9,765
Frontier Communications Corp.	(n)(o)	Telecommunication Services	8.5%		4/1/26	14,000	13,813	14,140
Gogo Intermediate Holdings LLC	(n)(o)	Software & Services	9.9%		5/1/24	13,000	12,391	13,921
Guitar Center, Inc.	(n)(o)	Retailing	9.5%		10/15/21	24,500	24,083	20,090
Guitar Center, Inc.	(n)(r)	Retailing	10.0%		5/15/22	2,177	2,177	2,210
INTL FCStone Inc.	(n)(o)	Diversified Financials	8.6%		6/15/25	14,980	14,763	16,206
JC Penney Corp., Inc.	(i)(n)(o)(p)	Retailing	5.9%		7/1/23	2,000	1,796	626
JW Aluminum Co.	(n)(o)	Materials	10.3%		6/1/26	38,500	39,008	40,755
Navios Logistics Finance, Inc.	(n)(o)	Transportation	10.8%		7/1/25	25,000	25,000	26,563
Royal Caribbean Cruises Ltd.	(n)(o)	Consumer Services	11.5%		6/1/25	10,000	9,928	11,629
Stonegate Pub Company Ltd.	(o)	Consumer Services	8.3%		7/31/25	£15,000	18,507	18,017

See notes to unaudited consolidated schedule of investments.

FS Global Credit Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2020

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor(b)	Maturity	Principal Amount(c)	Amortized Cost	Fair Value(d)
StoneMor Partners L.P.		Consumer Services	9.9% (11.5% Max PIK)		6/30/24	$9,172	$8,926	$9,126
TPC Group Inc.	(n)(o)	Materials	10.5%		8/1/24	17,070	17,633	14,373
Triumph Group, Inc.	(n)(o)	Capital Goods	8.9%		6/1/24	5,000	5,000	5,338
Uniti Group LP	(n)(o)	Real Estate	7.9%		2/15/25	9,000	9,239	9,551

Total Senior Secured Bonds							364,187	356,209

Subordinated Debt—13.5%
Acrisure LLC	(n)(o)	Insurance	10.1%		8/1/26	27,000	27,000	29,970
Advisor Group Holdings, Inc.	(n)(o)	Diversified Financials	10.8%		8/1/27	25,200	23,861	25,904
Extraction Oil & Gas, Inc.	(i)(n)(o)(p)	Energy	7.4%		5/15/24	18,289	16,485	4,639
Ford Motor Co.	(o)	Automobiles & Components	9.0%		4/22/25	5,000	5,000	5,739
Ford Motor Co.	(o)	Automobiles & Components	4.5%		8/1/26	4,000	3,369	3,990
Ford Motor Co.	(o)	Automobiles & Components	5.1%		5/3/29	7,000	6,066	7,201
Freedom Mortgage Corp.	(n)(o)	Diversified Financials	10.8%		4/1/24	16,752	16,515	17,867
Genworth Financial, Inc.	(n)(o)	Insurance	6.5%		8/15/25	5,000	5,000	5,236
Kronos Acquisition Holdings Inc.	(n)(o)	Household & Personal Products	9.0%		8/15/23	48,050	45,769	48,831
Origami Owl, LLC	(i)(p)(r)	Consumer Durables & Apparel			1/15/22	452	452	—
Pioneer Energy Services Corp.	(n)(r)	Energy	5.0% PIK (5.0% Max PIK)		11/15/25	4,992	3,326	2,895
PriSo Acquisition Corp.	(n)(o)	Capital Goods	9.0%		5/15/23	36,867	36,635	35,577
Royal Caribbean Cruises Ltd.	(n)(o)	Consumer Services	9.1%		6/15/23	1,000	1,000	1,061

Total Subordinated Debt							190,478	188,910

Asset Based Finance—5.7%
BCP Great Lakes Fund LP	(r)(u)	Diversified Financials	11.1%		11/28/28	42,968	43,134	40,498
BCP Great Lakes Fund LP	(g)(r)(u)	Diversified Financials	11.1%		11/28/28	7,032	7,059	6,628
Bridge Street Warehouse CLO I Ltd.	(r)(u)	Diversified Financials	13.3%		3/12/21	15,000	15,000	15,581
Deutsche Bank AGFrankfurt (CRAFT 2017-1)	(n)(r)	Diversified Financials	11.3%		10/20/26	26,335	26,169	24,189

Total Asset Based Finance							91,362	86,896
Unfunded Commitments							(7,059)	(7,059)

Net Asset Based Finance							84,303	79,837

See notes to unaudited consolidated schedule of investments.

FS Global Credit Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2020

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Number of Shares / Contracts	Cost	Fair Value(d)
Equity/Other—12.9%
Aspect Software Parent, Inc., Warrants	(i)(r)(t)	Software & Services	598,778	$—	$287
Avantor, Inc., Common Equity	(i)(m)(n)	Materials	113,383	1,587	2,550
Bright Pattern, Inc., Common Equity	(i)(r)(t)	Software & Services	599,720	973	1,014
Chinos Holdings, Inc., Common Equity	(i)	Retailing	3,628,253	40,818	44,392
Chinos Holdings, Inc., Warrants	(i)	Retailing	1,162,738	4,070	4,123
Fairway Group Holdings Corp., Common Equity	(i)(r)(t)	Food & Staples Retailing	76,517	2,458	—
Invesco Senior Loan ETF	(f)	Diversified Financials	1,566,714	34,014	34,060
iShares iBoxx High Yield Corporate Bond ETF		Diversified Financials	409,800	34,333	34,382
Pioneer Energy Services Corp., Common Equity	(i)(r)	Energy	17,857	22	—
RDV Resources Oil & Gas, Inc., Common Equity	(i)(r)	Energy	456,928	5,109	3,575
Ridgeback Resources Inc., Common Equity	(i)(r)	Energy	1,960,162	12,044	7,503
SCM EPIC, LLC, Common Equity	(i)(q)(r)(u)	Energy	34,800	34,368	34,339
SCM Topco, LLC, Series B Preferred Equity	(i)(p)(q)(r)	Energy	27,398	2,449	2,688
SCM Topco, LLC, Series C Common Equity	(i)(q)(r)	Energy	196	—	—
SCM Topco, LLC, Warrants	(i)(q)(r)	Energy	1	—	—
Selecta Group B.V., Contingent Value Notes	(h)(i)(r)	Retailing	7	3	—
Selecta Group B.V., Warrants	(h)(i)(r)	Retailing	98	2	—
Sungard AS New Holdings, LLC, Common Equity	(i)(r)(t)	Software & Services	272,014	19,011	10,670

Total Equity/Other				191,261	179,583

TOTAL INVESTMENTS—129.9%				$1,894,566	1,815,257

Credit Facilities Payable—(24.3)%					(339,937)
Term Preferred Shares, at Liquidation Value, Net—(14.2)%					(198,916)
Other Assets in Excess of Liabilities—8.6%	(j)				120,873

NET ASSETS—100.0%					$1,397,277

Shares Outstanding					199,582,629
Net Asset Value per Common Share at End of Period					$7.00

C$  –  Canadian Dollar.

£  –  British Pound.

See notes to unaudited consolidated schedule of investments.

FS Global Credit Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2020

(in thousands, except share and per share amounts)

Investments Sold Short

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Proceeds	Fair Value(d)
Investments Sold Short—(0.3)%
Avantor, Inc., Common Equity	(i)(m)	Materials	(158,682)	$(2,460)	$(3,569)

Total				$(2,460)	$(3,569)

Forward Foreign Currency Exchange Contracts

Counterparty	Contract Settlement Date	Currency to be Received	Value	Currency to be Delivered	Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	10/13/20	USD	22,758	CAD	30,000	$242
JPMorgan Chase Bank, N.A.	10/13/20	USD	2,662	EUR	2,250	23
JPMorgan Chase Bank, N.A.	10/13/20	USD	18,032	GBP	14,000	(52)

Total						$213

CAD—Canadian Dollar.

EUR—Euro.

GBP—British Pound.

USD—U.S. Dollar.

Credit Default Swaps on Corporate Issues—Buy Protection

Reference Entity	Counterparty	Implied Credit Spread at September 30, 2020(k)	Industry	Fixed Deal Pay Rate	Periodic Payment Frequency	Maturity	Notional(l)	Fair Value(d)	Unamortized Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Boyd Gaming Corp.	Credit Suisse International	1.4%	Consumer Services	5.0%	Quarterly	12/20/24	$(3,000)	$(408)	$(487)	$79
Boyd Gaming Corp.	Goldman Sachs International	1.4%	Consumer Services	5.0%	Quarterly	12/20/24	$(7,000)	(954)	(1,137)	183
CenturyLink, Inc.	JPMorgan Chase Bank, N.A	2.9%	Telecommunication Services	1.0%	Quarterly	12/20/24	$(10,000)	746	545	201
KB Home	Barclays Bank PLC	1.1%	Consumer Durables & Apparel	5.0%	Quarterly	12/20/24	$(4,000)	(597)	(570)	(27)
United Rentals North America, Inc.	Barclays Bank PLC	0.7%	Capital Goods	5.0%	Quarterly	12/20/24	$(5,000)	(334)	(273)	(61)
United Rentals North America, Inc.	Credit Suisse International	0.7%	Capital Goods	5.0%	Quarterly	12/20/24	$(3,000)	(834)	(682)	(152)
United Rentals North America, Inc.	JPMorgan Chase Bank, N.A	0.7%	Capital Goods	5.0%	Quarterly	12/20/24	$(2,000)	(501)	(409)	(92)

Total								$(2,882)	$(3,013)	$131

See notes to unaudited consolidated schedule of investments.

FS Global Credit Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2020

(in thousands, except share and per share amounts)

Credit Default Swaps on Corporate Issues—Sell Protection

Reference Entity	Counterparty	Implied Credit Spread at September 30, 2020(k)	Industry	Fixed Deal Receive Rate	Periodic Payment Frequency	Maturity	Notional(l)	Fair Value(d)	Unamortized Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
High Yield CDX	Credit Suisse International	(16.5)%	Diversified Financials	5.0%	Quarterly	12/20/24	$10,000	$518	$(155)	$673

Total								$518	$(155)	$673

Total Return Swaps

Reference Entity	Counterparty	Industry	Interest Rate(s)	Maturity	Number of Shares	Notional	Unrealized Appreciation (Depreciation)
Invesco Senior Loan ETF	Goldman Sachs International	Diversified Financials	L+0.05%	3/26/21	530,000	$11,522	$16

Total							$16

(a)	Security may be an obligation of one or more entities affiliated with the named company.
(b)

Certain variable rate securities in FS Global Credit Opportunities Fund’s (the “Fund”) portfolio bear interest at a rate determined by a publicly disclosed base rate plus a basis point spread. As of September 30, 2020, the three-month London Interbank Offered Rate (“L”) was 0.23%. PIK means paid-in-kind. PIK income accruals may be adjusted based on the fair value of the underlying investment. Variable rate securities with no floor rate use the respective benchmark rate in all cases.

(c)	Denominated in U.S. dollars, unless otherwise noted.
(d)

Fair value is determined by the Fund’s board of trustees. For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

(e)

Security or portion thereof held by Dauphin Funding LLC (“Dauphin Funding”), a wholly-owned subsidiary of the Fund, and is pledged as collateral supporting the amounts outstanding under Dauphin Funding’s revolving credit facility with Deutsche Bank AG, New York Branch.

(f)	Position or portion thereof unsettled as of September 30, 2020.
(g)	Security is an unfunded loan commitment.
(h)	Security or portion thereof held by FS Global Credit Opportunities (Luxembourg) S.à r.l., a wholly-owned subsidiary of the Fund.
(i)	Security is non-income producing.
(j)	Includes the effect of investments sold short, forward foreign currency exchange contracts and swap contracts.
(k)

Implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap agreements as of period end serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required in connection with the entrance into the agreement. Wider credit spreads generally represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring, as defined under the terms of the applicable agreement.

(l)	The maximum potential amount the Fund could receive/pay as a buyer/seller of credit protection if a credit event occurs, as defined under the terms of the applicable agreement.
(m)	Security or portion thereof pledged as collateral supporting the amounts outstanding under the Fund’s prime brokerage facility with JPMorgan Chase Bank, N.A.
(n)

Exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $532,741, which represents approximately 38.1% of net assets as of September 30, 2020. As of September 30, 2020, the Fund held one restricted security as to resale, Avantor, Inc., Common Equity, which the Fund had acquired on May 16, 2019 at a cost of $2,739. Total market value of the restricted security amounts to $2,550, which represents approximately 0.2% of net assets as of September 30, 2020.

(o)

Security or portion thereof held by Bucks Funding, a wholly-owned subsidiary of the Fund, and is pledged as collateral supporting the amounts outstanding under Bucks Funding’s prime brokerage facility with BNP Paribas Prime Brokerage International, Ltd. (“BNP PBIL”). Securities held by Bucks Funding may be rehypothecated from time to time as permitted by Rule 15c-1(a)(1) promulgated under the Securities Exchange Act of 1934, as amended, subject to the terms and conditions governing Bucks Funding’s prime brokerage facility with BNP PBIL.

See notes to unaudited consolidated schedule of investments.

FS Global Credit Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2020

(in thousands, except share and per share amounts)

(p)	Security was on non-accrual status as of September 30, 2020.
(q)	Security held within FS Global Investments, Inc., a wholly-owned subsidiary of the Fund.
(r)	Security is classified as Level 3 in the Fund’s fair value hierarchy.
(s)

The variable rate securities underlying the total return swaps bear interest at a rate determined by a publicly disclosed base rate plus a basis point spread. As of September 30, 2020, the one-month London Interbank Offered Rate (“L”) was 0.15%.

(t)

Under the Investment Company Act of 1940, as amended, the Fund generally is deemed to be an “affiliated person” of a portfolio company if it owns 5% or more of the portfolio company’s voting securities and generally is deemed to “control” a portfolio company if it owns more than 25% of the portfolio company’s voting securities or it has the power to exercise control over the management or policies of such portfolio company. As of September 30, 2020, the Fund held investments in portfolio companies of which it is deemed to be an “affiliated person” but is not deemed to “control.” The following table presents certain information with respect to investments in portfolio companies of which the Fund was deemed to be an affiliated person for the nine months ended September 30, 2020:

Portfolio Company	Fair Value at December 31, 2019	Gross Additions(1)	Gross Reductions(2)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Fair Value at September 30, 2020	Interest Income(3)	PIK Income(3)	Fee Income(3)
Senior Secured Loans—First Lien
Aspect Software, Inc.	$8,231	$70	$(7,958)	$(252)	$(91)	$—	$303	$—	$—
Aspect Software, Inc.(4)	—	747	(747)	—	—	—	16	—	—
Fairway Group Acquisition Co.	—	—	—	—	—	—	—	—	—
Fairway Group Acquisition Co.	4,844	—	—	—	(4,122)	722	—	—	—
Fairway Group Acquisition Co.	1,767	—	(1,767)	6	(6)	—	20	—	—
Fairway Group Acquisition Co.	2,950	1	(2,950)	130	(131)	—	35	—	—
Fairway Group Acquisition Co.(5)	—	2,173	(2,201)	28	—	—	91	—	—
Fairway Group Acquisition Co.	—	4,762	(4,762)	—	—	—	239	45	—
Sungard AS New Holdings III, LLC(6)	3,336	981	—	—	(68)	4,249	362	—	27
Senior Secured Loans—Second Lien
Fairway Group Acquisition Co.	—	—	—	—	—	—	—	—	—
Sungard AS New Holdings III, LLC	14,919	254	—	—	—	15,173	647	254	—
Equity/Other
Aspect Software Parent, Inc., Warrants	—	—	—	—	287	287	—	—	—
Bright Pattern, Inc., Common Equity	1,038	—	—	—	(24)	1,014	—	—	—
Fairway Group Holdings Corp., Common Equity	—	—	—	—	—	—	—	—	—
Sungard AS New Holdings, LLC, Common Equity	17,752	—	—	—	(7,082)	10,670	—	—	—

Total	$54,837	$8,988	$(20,385)	$(88)	$(11,237)	$32,115	$1,713	$299	$27

(1)

Gross additions include increases in the cost basis of investments resulting from new portfolio investments, PIK interest, the amortization of unearned income, the exchange of one or more existing securities for one or more new securities and the movement of an existing portfolio company into this category from a different category.

(2)

Gross reductions include decreases in the cost basis of investments resulting from principal collections related to investment repayments or sales, the exchange of one or more existing securities for one or more new securities and the movement of an existing portfolio company out of this category into a different category.

(3)	Interest, PIK and fee income are presented for the full nine months ended September 30, 2020.
(4)	Security is an unfunded commitment with amortized cost of $1,743 and fair value of $1,743.
(5)	Security includes a partially unfunded commitment with amortized cost of $550 and fair value of $550.
(6)	Security includes a partially unfunded commitment with amortized cost of $2,093 and fair value of $2,202.

See notes to unaudited consolidated schedule of investments.

FS Global Credit Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2020

(in thousands, except share and per share amounts)

(u)

Under the Investment Company Act of 1940, as amended, the Fund generally is deemed to “control” a portfolio company if it owns more than 25% of the portfolio company’s voting securities or it has the power to exercise control over the management or policies of such portfolio company. As of September 30, 2020, the Fund held investments in portfolio companies of which it is deemed to be an “affiliated person” and deemed to “control.” The following table presents certain information with respect to investments in portfolio companies of which the Fund was deemed to be an affiliated person and deemed to control for the nine months ended September 30, 2020:

Portfolio Company	Fair Value at December 31, 2019	Gross Additions(1)	Gross Reductions(2)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Fair Value at September 30, 2020	Interest Income(3)
Asset Based Finance
BCP Great Lakes Fund LP(4)	$—	$43,385	$(251)	$—	$(3,067)	$40,067	$2,171
Bridge Street Warehouse CLO I Ltd.	—	15,000	—	—	581	15,581	—
Equity/Other
SCM EPIC, LLC, Common Equity	—	34,368	—	—	(29)	34,339	—

Total	$—	$92,753	$(251)	$—	$(2,515)	$89,987	$2,171

(1)

Gross additions include increases in the cost basis of investments resulting from new portfolio investments, PIK interest, the amortization of unearned income, the exchange of one or more existing securities for one or more new securities and the movement of an existing portfolio company into this category from a different category.

(2)

Gross reductions include decreases in the cost basis of investments resulting from principal collections related to investment repayments or sales, the exchange of one or more existing securities for one or more new securities and the movement of an existing portfolio company out of this category into a different category.

(3)	Interest income presented for the full nine months ended September 30, 2020.
(4)	Security includes a partially unfunded commitment with amortized cost of $7,059 and fair value of $6,628.

See notes to unaudited consolidated schedule of investments.

FS Global Credit Opportunities Fund

Notes to Unaudited Consolidated Schedule of Investments

(in thousands, except share and per share amounts)

Investment Portfolio

The information contained in this section should be read in conjunction with the Fund’s audited consolidated financial statements contained in its annual report for the fiscal year ended December 31, 2019 and its unaudited consolidated financial statements contained in its semi-annual report for the semi-annual period ended June 30, 2020.

The following table summarizes the composition of the Fund’s investment portfolio at cost and fair value as of September 30, 2020:

	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Senior Secured Loans—First Lien	$847,786	$813,336	45%
Senior Secured Loans—Second Lien	216,551	197,382	11%
Senior Secured Bonds	364,187	356,209	20%
Subordinated Debt	190,478	188,910	10%
Asset Based Finance	84,303	79,837	4%
Equity/Other	191,261	179,583	10%

Total	$1,894,566	$1,815,257	100%

Investments Sold Short	$(2,460)	$(3,569)

(1)	Amortized cost represents the original cost adjusted for the amortization of premiums and/or accretion of discounts, as applicable, on investments.

In general, under the 1940 Act, the Fund would be presumed to “control” a portfolio company if it owned more than 25% of its voting securities or had the power to exercise control over the management or policies of a portfolio company, and would be an “affiliated person” of a portfolio company if it owned 5% or more of its voting securities.

As of September 30, 2020, the Fund held investments in three portfolio companies of which it is deemed to “control,” and held investments in four portfolio companies of which it is deemed to be an “affiliated person” but is not deemed to “control.” For additional information with respect to such portfolio companies, see footnotes (t) and (u) to the unaudited consolidated schedule of investments as of September 30, 2020 included herein.

The Fund’s investment portfolio may contain loans that are in the form of lines of credit or revolving credit facilities, which require the Fund to provide funding when requested by portfolio companies in accordance with the terms of the underlying loan agreements. As of September 30, 2020, the Fund had seven senior secured loan investments with aggregate unfunded commitments of $56,165 and one asset based finance investment with an unfunded commitment of $7,059. The Fund maintains sufficient cash on hand and/or available borrowings to fund such unfunded commitments should the need arise.

FS Global Credit Opportunities Fund

Notes to Unaudited Consolidated Schedule of Investments (continued)

(in thousands, except share and per share amounts)

The table below describes investments by industry classification and enumerates the percentage, by fair value, of the total portfolio assets in such industries as of September 30, 2020:

Industry Classification	Fair Value	Percentage of Portfolio
Automobiles & Components	$63,958	3%
Capital Goods	164,664	9%
Commercial & Professional Services	4,013	0%
Consumer Services	236,525	13%
Diversified Financials	264,296	15%
Energy	257,206	14%
Food & Staples Retailing	722	0%
Health Care Equipment & Services	160,649	9%
Household & Personal Products	63,595	3%
Insurance	35,206	2%
Materials	57,678	3%
Media	820	0%
Pharmaceuticals, Biotechnology & Life Sciences	42,223	2%
Real Estate	9,551	1%
Retailing	157,392	9%
Software & Services	101,347	6%
Technology Hardware & Equipment	10,575	1%
Telecommunication Services	79,391	4%
Transportation	95,681	5%
Utilities	9,765	1%

Total	$1,815,257	100%

The table below describes the geographic concentration of the Fund’s investment portfolio and enumerates the percentage, by fair value, of the total portfolio assets in such geographic locations as of September 30, 2020:

Geographic Locations(1)	Fair Value	Percentage of Portfolio
United States	$1,660,084	92%
Europe	76,156	4%
Other	79,017	4%

Total	$1,815,257	100%

(1)	Geographic location based on the portfolio company’s headquarters or principal place of business.

Under existing accounting guidance, fair value is defined as the price that the Fund would receive upon selling an asset or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. This accounting guidance emphasizes valuation techniques that maximize the use of observable market inputs and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances. The Fund classifies the inputs used to measure these fair values into the following hierarchy as defined by current accounting guidance:

Level 1: Inputs that are quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs that are quoted prices for similar assets or liabilities in active markets.

Level 3: Inputs that are unobservable for an asset or liability.

FS Global Credit Opportunities Fund

Notes to Unaudited Consolidated Schedule of Investments (continued)

(in thousands, except share and per share amounts)

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

As of September 30, 2020, the Fund’s investments and derivatives were categorized as follows in the fair value hierarchy:

Asset Description	Level 1	Level 2	Level 3	Total
Senior Secured Loans—First Lien	$—	$651,618	$161,718	$813,336
Senior Secured Loans—Second Lien	—	161,183	36,199	197,382
Senior Secured Bonds	—	353,999	2,210	356,209
Subordinated Debt	—	186,015	2,895	188,910
Asset Based Finance	—	—	79,837	79,837
Equity/Other	70,992	48,515	60,076	179,583

Total Investments	70,992	1,401,330	342,935	1,815,257

Forward Foreign Currency Exchange Contracts	—	265	—	265
Credit Default Swaps—Buy Protection	—	746	—	746
Credit Default Swaps—Sell Protection	—	518	—	518
Total Return Swaps	—	16	—	16

Total	$70,992	$1,402,875	$342,935	$1,816,802

Liability Description	Level 1	Level 2	Level 3	Total
Investments Sold Short	$3,569	$—	$—	$3,569
Forward Foreign Currency Exchange Contracts	—	52	—	52
Credit Default Swaps—Buy Protection	—	3,628	—	3,628

Total	$3,569	$3,680	$—	$7,249

The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value for the nine months ended September 30, 2020:

	Senior Secured Loans—First Lien	Senior Secured Loans—Second Lien	Senior Secured Bonds	Subordinated Debt	Asset Based Finance	Equity/ Other	Total
Fair value at beginning of period	$129,706	$37,646	$—	$—	$32,500	$45,300	$245,152
Accretion of discount (amortization of premium)	639	299	—	73	(16)	—	995
Net realized gain (loss)	(48,428)	—	—	—	—	(8,874)	(57,302)
Net change in unrealized appreciation (depreciation)	17,351	(593)	33	(883)	(3,547)	(18,483)	(6,122)
Purchases	113,508	20,446	1,979	3,705	58,401	41,948	239,987
Paid-in-kind interest	4,232	254	198	—	—	185	4,869
Sales and repayments	(87,271)	(21,853)	—	—	(7,501)	—	(116,625)
Net transfers in or out of Level 3(1)	31,981	—	—	—	—	—	31,981

Fair value at end of period	$161,718	$36,199	$2,210	$2,895	$79,837	$60,076	$342,935

The amount of total gains or losses for the period included in changes in net assets attributable to the change in unrealized gains or losses relating to investments still held at the reporting date	$(4,656)	$580	$33	$(883)	$(3,547)	$(11,018)	$(19,491)

(1)	Transfers in or out of Level 3 were deemed to have occurred at the beginning of the period.